COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares IPO CNY (¥) shares		Ordinary shares CNY (¥) shares		Parent Company's investment CNY (¥)	Additional Paid-in capital IPO CNY (¥)	Additional Paid-in capital CNY (¥)	Accumulated (deficit)/Retained earnings CNY (¥)	Other Comprehensive income CNY (¥)	Non-controlling Interests CNY (¥)	IPO CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2016								¥ (20,716)				¥ (20,716)
Parent company's capital contribution					¥ 590,000							590,000
Net income (loss)								164,865				164,865
Balance at Dec. 31, 2017					590,000			144,149				734,149
Parent company's capital contribution					210,000							210,000
Share-based compensation							¥ 607,381					607,381
Reorganization effect					¥ (800,000)		800,000
Issuance of ordinary shares	¥ 0	[1]	¥ 14	[1]		¥ 297,860		(14)			¥ 297,860
Issuance of ordinary shares (in shares) | shares	6,200,000		198,347,168
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 10)							(1,330,024)	(1,767,709)				(3,097,733)
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO	¥ 6	[1]				¥ 4,491,539					¥ 4,491,545
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO (in shares) | shares	83,105,539
Other comprehensive income									¥ 3,683			3,683
Net income (loss)								1,193,311				1,193,311
Balance at Dec. 31, 2018			¥ 20	[1]			4,866,756	(430,263)	3,683			¥ 4,440,196
Balance (in shares) at Dec. 31, 2018 | shares			287,652,707									287,652,707	287,652,707
Share-based compensation							250,428					¥ 250,428
Issuance of ordinary shares (in shares) | shares			5,768,093
Other comprehensive income									21,223			21,223	$ 3,048
Contribution by non-controlling interests										¥ 1,579		1,579
Net income (loss)								2,501,595		(291)		2,501,304	359,290
Balance at Dec. 31, 2019			¥ 20	[1]			¥ 5,117,184	¥ 2,071,332	¥ 24,906	¥ 1,288		¥ 7,214,730	$ 1,036,330
Balance (in shares) at Dec. 31, 2019 | shares			293,420,800									302,707,339	302,707,339

[1]	The amount less than RMB 1 is rounded to zero.